Document and Entity Information	Apr. 07, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 06, 2023
Registrant Name	Variable Insurance Products Fund V
Central Index Key	0000823535
Investment Company Type	N-1A
Amendment Flag	false